NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial expenses
Interest on loans, financing and debentures			R$ (1,742,976)	R$ (1,492,521)
Premium expenses on early settlements				(33,719)
Amortization of transaction costs			(36,838)	(56,502)
Interest expense on lease liabilities			(210,597)	(212,540)
Amortization of fair value adjustment			(9,452)	(6,108)
Other			(183,660)	(121,702)
Financial expenses			(2,183,523)	(1,923,092)
Financial income
Cash and cash equivalents and marketable securities			303,822	49,328
Interest on other assets			48,745	21,162
Financial income			352,567	70,490
Income from derivative financial instruments
Income			8,653,252	4,603,059
Expenses			(4,032,366)	(3,364,186)
Income from derivative financial instruments	R$ (1,575,557)	R$ 3,732,823	4,620,886	1,238,873
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures			3,812,954	2,065,925
Lease			176,291	96,774
Other assets and liabilities			(818,556)	(473,507)
Monetary and exchange rate variation, net	R$ (4,459,984)	R$ 6,895,657	3,170,689	1,689,192
Net financial result			5,960,619	1,075,463
Capitalized interest			108,972	1,049
Transaction costs for loans and financing			39	3,767
Formation cost			R$ 84,470	R$ 61,260